Application of New and Amended International Financial Reporting Standards - Schedule of Anticipated Significant Impact on Assets, Liabilities and Equity of Retrospective Application of IFRS 9 (Detail)
$ in Millions, $ in Millions
	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Impact on assets, liabilities and equity
Financial assets at fair value through profit or loss - noncurrent	$ 54	$ 0
Financial assets at fair value through other comprehensive income - noncurrent	7,539	0
Available-for-sale financial assets - noncurrent	0	5,751	$ 194	$ 4,764
Total effect on liabilities (deferred income tax liabilities)	1,429	1,430
Unrealized gain or loss on available-for-sale financial assets	0	558
Unrealized gain or loss on financial assets at fair value through other comprehensive income	883	0
Unappropriated earnings	56,155	54,633	1,843	55,657
Noncontrolling interests	8,470	$ 8,474	$ 286	$ 6,272
Increase decrease due to application of IFRS 9 [Member]
Impact on assets, liabilities and equity
Financial assets at fair value through profit or loss - noncurrent	54
Financial assets at fair value through other comprehensive income - noncurrent	7,539
Available-for-sale financial assets - noncurrent	(5,751)
Total effect on assets	1,842
Total effect on liabilities (deferred income tax liabilities)	(1)
Unrealized gain or loss on available-for-sale financial assets	(558)
Unrealized gain or loss on financial assets at fair value through other comprehensive income	883
Unappropriated earnings	1,522
Noncontrolling interests	(4)
Total effect on equity	$ 1,843